INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

year ended December 31	2019	2018	2017
(millions of Canadian $)

Current
Canada	84	65	113
Foreign[1]	615	250	36
	699	315	149
Deferred
Canada	(29)	49	(185)
Foreign	84	235	751
Foreign – U.S. Tax Reform and 2018 FERC Actions	—	(167)	(804)
	55	117	(238)
Income Tax Expense/(Recovery)	754	432	(89)

1
The December 31, 2019 current foreign Income tax expense mainly relates to the Columbian midstream sale that closed on August 1, 2019. Refer to Note 27, Acquisitions and dispositions, for additional information.

Schedule of Geographic Components of Income

year ended December 31	2019	2018	2017
(millions of Canadian $)

Canada	1,144	433	(339)
Foreign	4,043	3,516	3,645
Income before Income Taxes	5,187	3,949	3,306

Reconciliation of Income Tax Expense

year ended December 31	2019	2018	2017
(millions of Canadian $)

Income before income taxes	5,187	3,949	3,306
Federal and provincial statutory tax rate	26.5%	27.0%	27.0%
Expected income tax expense	1,375	1,066	893
Valuation allowance release	(259)	—	—
Foreign income tax rate differentials	(206)	(432)	(81)
Income tax differential related to regulated operations	(159)	(54)	(42)
(Income)/loss from non-controlling interests	(78)	50	(64)
Alberta tax rate reduction	(32)	—	—
Non-taxable portion of capital gains	(28)	(11)	(42)
Non-deductible goodwill on the Columbia midstream disposition	154	—	—
U.S. Tax Reform and 2018 FERC Actions	—	(167)	(804)
Asset impairment charges	—	—	34
Non-deductible amounts	—	—	4
Other	(13)	(20)	13
Income Tax Expense/(Recovery)	754	432	(89)

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2019	2018
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,046	1,238
Regulatory and other deferred amounts	692	858
Difference in accounting and tax bases of impaired assets and assets held for sale	538	574
Unrealized foreign exchange losses on long-term debt	260	491
Financial instruments	23	—
Other	70	292
	2,629	3,453
Less: Valuation allowance	673	1,159
	1,956	2,294
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,197	6,449
Equity investments	1,087	1,069
Taxes on future revenue requirement	232	300
Other	106	180
	7,622	7,998
Net Deferred Income Tax Liabilities	5,666	5,704
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2019	2018
(millions of Canadian $)

Deferred Income Tax Assets
Intangible and other assets (Note 13)	37	322
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,703	6,026
Net Deferred Income Tax Liabilities	5,666	5,704

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2019	2018	2017
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	19	15	18
Gross increases – tax positions in prior years	13	13	—
Gross decreases – tax positions in prior years	(1)	(5)	(1)
Gross increases – tax positions in current year	—	—	2
Lapse of statutes of limitations	(2)	(4)	(4)
Unrecognized Tax Benefit at End of Year	29	19	15